1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
JULIEN BOURGEOIS julien.bourgeois@dechert.com +1 202 261 3451 Direct +1 202 261 3151 Fax

January 25, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Security Income Fund (File Nos. 2-38414 and 811-02120)

Ladies and Gentlemen:

On behalf of Security Income Fund (the “Fund”), attached for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is post-effective amendment No. 110 to the Fund’s registration statement on Form N-1A.

This filing is being made for the purposes of (i) bringing the financial statements and other information up to date under Section 10(a)(3) of the 1933 Act; (ii) filing the required exhibits; and (iii) making other non-material changes to the Prospectuses and Statements of Additional Information. This filing is also being made to incorporate comments from the staff of the Securities and Exchange Commission (“SEC”) on post-effective amendment No. 109. The Fund notes that a response letter to the SEC staff’s comments is being simultaneously filed on the EDGAR system as correspondence.

We hereby represent that the attached post-effective amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act. No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact me at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois

Julien Bourgeois

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